U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

December 28, 2021

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Barrett Opportunity Fund, Inc. (the “Fund”)
Securities Act Registration No.: 002-63023
Investment Company Registration No.: 811-02884

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated December 29, 2021, and filed electronically as Post-Effective Amendment No. 60 to the Fund’s Registration Statement on Form N-1A on December 17, 2021.

Please direct any inquiries regarding this filing to me at (513) 629-8104. Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Jay S. Fitton
Jay S. Fitton
For U.S. Bank Global Fund Services

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